Issuance of new shares	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Issuance of new shares

13. Issuance of new shares

During the financial year of 2024, 2,500,000 Ordinary Shares of the Company of par value $0.0001 per share (the “Shares”) were issued.

On August 22, 2024, the 2,500,000 Ordinary Shares of the Company of par value $0.0001 per share were issued through a private placement to an investor at a price of $0.55 per share, and the Company received gross proceeds of approximately $1.375 million before deducting any offering expenses payable by the Company. The placement enlarged the number of ordinary shares issued and outstanding as of August 22, 2024 from 25,000,000 to 27,500,000, and the ordinary share capital increased from $2,500 to $2,750. Accordingly, the excess of proceeds raised net of expenses and outgoings, mainly legal and professional in nature and incurred directly for the placement, were credited to the additional paid-in capital. In this connection, the additional paid-in capital increased from $12,536,087 to $13,880,837.